CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 54,623	$ 52,081
Short-term bank deposits	36,500	0
Short-term available for sale marketable securities	0	7,077
Trade receivables (net of allowance for credit loss of $12,214 and $9,756 at December 31, 2023 and 2022, respectively)	66,888	77,898
Other accounts receivable and prepaid expenses	25,489	32,570
Inventories	136,446	238,232
Total current assets	319,946	407,858
LONG-TERM ASSETS:
Severance pay fund	1,994	3,410
Deferred tax assets, net	3,061	16,251
Long-term deposits and other	4,961	3,255
Property, plant and equipment, net	123,480	169,292
Operating lease right-of-use assets	120,156	144,098
Intangible assets, net	6,257	8,817
Total long-term assets	259,909	345,123
Total assets	579,855	752,981
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long- term bank loan	5,118	26,135
Trade payables	42,848	62,194
Related party	257	283
Short term legal settlements and loss contingencies	16,106	17,595
Accrued expenses and other liabilities	56,894	58,777
Total current liabilities	121,223	164,984
LONG-TERM LIABILITIES:
Long-term loan from related parties	479	483
Long-term bank loan	2,070	4,340
Accrued severance pay	3,065	4,750
Deferred tax liabilities, net	3,006	4,288
Long-term warranty provision	1,204	1,262
Long term legal settlements and loss contingencies	11,814	19,572
Long-term operating lease liabilities	114,146	124,353
Total long-term liabilities	135,784	159,048
COMMITMENTS AND CONTINGENT LIABILITIES
REDEEMABLE NON-CONTROLLING INTEREST	7,789	7,903
Share capital-
Ordinary shares of NIS 0.04 par value - 200,000,000 shares authorized at December 31, 2023 and 2022; 35,635,548 and 35,610,399 issued at December 31, 2023 and 2022, respectively; 34,532,452 and 34,507,303 shares outstanding at December 31, 2023 and 2022, respectively	371	371
Additional paid-in capital	164,456	163,431
Capital fund related to non-controlling interest	(5,587)	(5,587)
Accumulated other comprehensive loss, net	(8,402)	(9,578)
Retained earnings	203,651	311,839
Treasury shares at cost – 1,103,096 ordinary shares at December 31, 2023 and 2022	(39,430)	(39,430)
Total equity	315,059	421,046
Total liabilities and equity	$ 579,855	$ 752,981